GCAT 2022-INV2 Trust ABS-15G

Exhibit 99.41

AG Supplemental Data Report

Seller Loan ID	LoanID	TILA designation	Loan Level ATR	QM Status	DSCR	DSCR Rent Source	DSCR with Rent Schedule Flag	DSCR Monthly Rent	DSCR PITIA	Borrower Citizenship Status	Co Borrower Citizenship Status	Application Date	FC Date	BK Date	DIL Date	SS Date	County	Years in Home	Mortgage History 1x30	Mortgage History 1x60	Mortgage History 1x90	Mortgage History 1x120	Borrower Occupation	Borrower Employer	Co Borrower Occupation	Co Borrower Employer	Overall Grade	Credit Grade	Property Valuation Grade	Compliance Grade
XXXX	GCAT22INV201133	Not Covered/exempt	ATR Exempt	QM Exempt			0			XXXX		XX/XX/XXXX					XXXX		0	0	0	0	XXXX	XXXX			1	1	1	1
XXXX	GCAT22INV201132	Not Covered/exempt	ATR Exempt	QM Exempt			0			XXXX		XX/XX/XXXX					XXXX		0	0	0	0	XXXX	XXXX			1	1	1	1
XXXX	GCAT22INV201130	Not Covered/exempt	ATR Exempt	QM Exempt			0			XXXX	XXXX	XX/XX/XXXX					XXXX		0	0	0	0	XXXX	XXXX	XXXX	XXXX	1	1	1	1
XXXX	GCAT22INV201131	Not Covered/exempt	ATR Exempt	QM Exempt			0			XXXX		XX/XX/XXXX					XXXX		0	0	0	0	XXXX	XXXX			1	1	1	1